Loans (Schedule Of Changes In Accretable Yield) (Details) $ in Millions	3 Months Ended
Sep. 30, 2015 USD ($)
Loans [Abstract]
Beginning Balance	$ 1,254.8
Accretion into interest income	(81.3)
Reclassfication from nonaccretable difference for loans due to improving cash flows	126.9
Disposals and Other	(6.4)
Ending Balance	$ 1,294.0